Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Reconciliation of number of shares Issued	Issued

	December 31, 2017		December 31, 2016
(000s)	Shares	Amount	Shares	Amount
Balance, beginning of year	72,206	$152,084	72,206	$152,084
Balance, end of year	72,206	$152,084	72,206	$152,084